Quarterly Holdings Report
for
Fidelity® Low Duration Bond ETF
November 30, 2024
LOD-NPRT1-0125
1.9911011.100
Asset-Backed Securities - 19.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 0% 1/20/2037 (b)(c)(d)	749,000	749,000
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8763% 7/23/2036 (b)(c)(d)	1,500,000	1,502,769
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 0% 1/20/2037 (b)(c)(d)	558,000	558,000
TOTAL BAILIWICK OF JERSEY		2,809,769
CANADA - 0.3%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	926,646	939,454
GRAND CAYMAN (UK OVERSEAS TER) - 2.0%
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	347,000	347,485
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.6277% 7/18/2034 (b)(c)(d)	910,000	910,000
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.811% 8/20/2034 (b)(c)(d)	566,000	567,357
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 0% 7/15/2035 (b)(c)(d)	853,000	853,000
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.5866% 7/15/2036 (b)(c)(d)	1,038,000	1,041,149
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.8488% 7/27/2031 (b)(c)(d)	1,228,166	1,229,909
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.9059% 7/15/2036 (b)(c)(d)	892,000	893,647
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	250,000	250,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.6023% 8/8/2032 (b)(c)(d)	537,150	537,730
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.8674% 4/20/2035 (b)(c)(d)	696,000	696,471
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		7,326,748
UNITED STATES - 16.2%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	72,269	72,512
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	995,000	995,321
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	664,073	664,213
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	14,453	14,470
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	100,000	100,751
Bank of America Credit Card Master Trust Series 2022-A1 Class A1, 3.53% 11/15/2027	1,510,000	1,501,165
BMW Vehicle Lease Trust Series 2024-1 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.4%, 5.134% 7/27/2026 (c)(d)	17,617	17,626
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	553,288	555,258
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	940,000	940,363
CarMax Auto Owner Trust Series 2022-2 Class A3, 3.49% 2/16/2027	546,630	543,938
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	986,419	981,910
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	509,764	511,918
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	785,799	787,614
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	859,771	864,051
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 5.3783% 5/17/2027 (c)(d)	1,415,649	1,417,784
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	791,000	794,193
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	680,000	680,750
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	56,000	56,309
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	479,371	481,606
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	896,000	899,188
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	1,500,000	1,493,226
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	646,268	647,626
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	1,209,261	1,212,640
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	670,000	670,693
Dell Equipment Finance Trust Series 2023-1 Class A3, 5.65% 9/22/2028 (b)	1,376,167	1,381,165
Discover Card Execution Note Trust Series 2022-A2 Class A, 3.32% 5/15/2027	1,500,000	1,490,890
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	375,000	377,079
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	663,000	667,175
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	920,000	919,998
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	171,000	172,475
Ford Credit Auto Owner Trust Series 2018-1 Class A, 3.19% 7/15/2031 (b)	1,200,000	1,197,552
Ford Credit Auto Owner Trust Series 2020-1 Class A, 2.04% 8/15/2031 (b)	1,000,000	994,462
Ford Credit Auto Owner Trust Series 2020-1 Class B, 2.29% 8/15/2031 (b)	1,000,000	994,323
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	1,200,000	1,163,052
Ford Credit Auto Owner Trust Series 2020-2 Class B, 1.49% 4/15/2033 (b)	900,000	872,653
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	1,157,000	1,157,578
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	615,000	615,466
Ford Credit Floorplan Master Owner Trust A Series 2020-2 Class A, 1.06% 9/15/2027	25,000	24,302
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	765,000	768,503
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	13,622	13,640
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	879,870	884,011
GM Financial Consumer Automobile Receivables Trust Series 2021-2 Class C, 1.28% 1/19/2027	25,000	24,545
Gm Financial Consumer Automobile Receivables Trust Series 2021-4 Class A3, 0.68% 9/16/2026	640,169	632,970
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	12,630	12,538
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/2027	28,296	28,309
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A2A, 5.18% 6/22/2026	1,143,337	1,145,791
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	828,000	827,863
Gmf Floorplan Owner Revolving Tr Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	940,000	939,921
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	883,000	886,684
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	534,000	536,771
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (b)	995,360	996,623
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	1,500,000	1,513,782
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	827,585	830,986
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	13,925	13,866
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	10,204	10,234
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	804,000	803,785
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	18,301	18,349
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 5.2283% 8/16/2027 (c)(d)	851,000	852,398
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8674% 7/20/2036 (b)(c)(d)	1,419,000	1,423,721
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	330,000	332,138
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	57,453	57,698
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	1,104,000	1,109,031
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	695,986	695,220
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	822,188	825,113
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	151,491	151,530
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	612,440	614,937
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	569,295	571,500
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	591,000	591,510
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	13,017	13,042
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	735,687	738,975
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	460,000	460,060
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	25,000	25,092
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	25,000	25,170
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	529,000	529,183
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	693,342	695,906
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	704	705
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	241,169	239,903
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	715,000	714,933
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	914,218	917,452
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	838,737	839,213
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	1,500,000	1,514,219
Verizon Master Trust Series 2022-4 Class A, 3.4% 11/20/2028 (c)	25,000	24,851
Volkswagen Auto Lease Trust Series 2023-A Class A2A, 5.87% 1/20/2026	431,228	432,018
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 5.2218% 12/21/2026 (c)(d)	1,434,852	1,436,291
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	940,000	940,823
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	560,000	558,913
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 5.4405% 2/18/2039 (b)(c)	1,038,000	1,039,585
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.6105% 6/21/2039 (b)(c)(d)	459,000	460,371
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	727,614	730,505
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	9,907	9,952
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 5.2356% 2/16/2027 (c)	670,041	670,646
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	839,000	842,193
TOTAL UNITED STATES		60,907,263
TOTAL ASSET-BACKED SECURITIES (Cost $71,678,222)		71,983,234

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Banks - 0.3%
Truist Bank 2.15% 12/6/2024 (Cost $999,525)	1,000,000	999,690

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c) (Cost $116,720)	122,185	118,855

Commercial Mortgage Securities - 3.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.3%
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	82,745	81,073
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	138,401	136,460
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	135,000	135,084
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	211,000	211,264
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	1,260,127	1,258,555
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	82,107	82,389
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(c)	434,595	435,953
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	1,245,149	1,248,651
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 1/15/2034 (b)(c)(d)	20,955	20,929
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	1,139,759	1,137,622
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	452,183	452,744
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	302,295	303,240
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	18,627	18,371
COMM Mortgage Trust Series 2015-CR27 Class ASB, 3.404% 10/10/2048	37,360	37,145
COMM Mortgage Trust Series 2015-LC21 Class ASB, 3.421% 7/10/2048	21,844	21,801
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	57,155	56,256
CSAIL Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.3143% 11/15/2049	46,033	45,694
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	51,313	50,597
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	980,709	957,333
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	140,536	138,964
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	100,871	98,753
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	110,828	110,897
GS Mortgage Securities Trust Series 2015-GC32 Class AAB, 3.513% 7/10/2048	8,809	8,780
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	520,548	511,932
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	63,397	62,252
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	29,235	28,680
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	1,042,659	1,025,744
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class ASB, 3.398% 7/15/2050	10,087	10,065
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	146,900	144,045
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB, 3.626% 12/15/2048	79,931	79,514
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	83,931	84,718
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.3% 7/15/2036 (b)(c)(d)	700,000	698,688
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	107,683	105,595
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	14,364	14,061
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	246,115	242,157
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	405,760	402,962
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class ASB, 3.4% 6/15/2048	7,707	7,689
Wells Fargo Commercial Mortgage Trust Series 2015-C30 Class ASB, 3.412% 9/15/2058	6,050	6,028
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	510,778	508,238
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB, 2.514% 8/15/2049	162,535	160,281
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 6.145% 1/15/2059 (c)(d)	598,629	599,748
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class ASB, 3.324% 1/15/2059	81,131	80,778
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	48,305	47,669
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	151,229	149,992
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	46,627	45,879
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	50,789	50,001
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	388,000	387,852
TOTAL UNITED STATES		12,503,123
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,446,330)		12,503,123

Non-Convertible Corporate Bonds - 55.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 5.0403% 11/27/2026 (b)(c)(d)	1,200,000	1,199,527
CANADA - 4.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.95% 3/15/2025	30,000	29,819
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd 2.05% 7/15/2025	800,000	786,080
Canadian Natural Resources Ltd 3.9% 2/1/2025	1,875,000	1,870,170
Enbridge Inc 2.5% 1/15/2025	800,000	797,487
Enbridge Inc 2.5% 2/14/2025	817,000	812,645
		4,266,382
Financials - 3.7%
Banks - 3.7%
Bank of Montreal 1.5% 1/10/2025	425,000	423,429
Bank of Montreal 1.85% 5/1/2025	1,275,000	1,259,831
Bank of Montreal 3.7% 6/7/2025	750,000	746,113
Bank of Montreal 4.567% 9/10/2027 (c)	1,030,000	1,027,983
Bank of Montreal U.S. SOFR Averages Index + 1.06%, 5.9528% 6/7/2025 (c)(d)	1,125,000	1,129,126
Bank of Nova Scotia/The 1.45% 1/10/2025	1,000,000	996,315
Bank of Nova Scotia/The 2.2% 2/3/2025	1,500,000	1,492,422
Bank of Nova Scotia/The 3.45% 4/11/2025	750,000	746,261
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 0% 3/2/2026 (c)(d)	30,000	30,020
Canadian Imperial Bank of Commerce 2.25% 1/28/2025	780,000	776,541
Canadian Imperial Bank of Commerce 3.3% 4/7/2025	1,000,000	994,943
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	30,000	30,031
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.7022% 4/7/2025 (c)(d)	30,000	30,077
Royal Bank of Canada 1.15% 6/10/2025	30,000	29,469
Royal Bank of Canada 4.95% 4/25/2025	30,000	30,030
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,500,000	1,509,419
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 5.2721% 4/27/2026 (c)(d)	1,100,000	1,101,525
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.4526% 10/18/2027 (c)(d)	1,100,000	1,101,199
Toronto-Dominion Bank/The 1.45% 1/10/2025	30,000	29,884
Toronto-Dominion Bank/The 3.766% 6/6/2025	30,000	29,842
Toronto-Dominion Bank/The U.S. SOFR Index + 1.02%, 5.9189% 6/6/2025 (c)(d)	25,000	25,076
		13,539,536
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Railway Co 1.35% 12/2/2024	30,000	30,000
TOTAL CANADA		17,865,737
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.7% 5/1/2025	1,000,000	989,340
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 3.244% 12/20/2025 (b)(c)	1,000,000	999,128
Danske Bank A/S 6.466% 1/9/2026 (b)(c)	930,000	931,139

TOTAL DENMARK		1,930,267
FRANCE - 1.5%
Financials - 1.5%
Banks - 1.5%
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	1,050,000	1,034,370
BNP Paribas SA 3.375% 1/9/2025 (b)	550,000	549,072
BPCE SA 2.375% 1/14/2025 (b)	1,800,000	1,794,514
Credit Agricole SA/London 1.907% 6/16/2026 (b)(c)	350,000	344,090
Societe Generale SA 2.226% 1/21/2026 (b)(c)	1,000,000	995,452
Societe Generale SA 2.625% 1/22/2025 (b)	750,000	747,460

TOTAL FRANCE		5,464,958
GERMANY - 2.6%
Consumer Discretionary - 1.9%
Automobiles - 1.9%
BMW US Capital LLC 3.25% 4/1/2025 (b)	30,000	29,832
BMW US Capital LLC U.S. SOFR Averages Index + 0.62%, 5.2172% 8/11/2025 (b)(c)(d)	1,100,000	1,102,766
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.3849% 8/13/2026 (b)(c)(d)	1,100,000	1,106,673
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 5.3511% 7/31/2026 (b)(c)(d)	1,500,000	1,503,958
Volkswagen Group of America Finance LLC 3.35% 5/13/2025 (b)	800,000	793,911
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.6293% 3/20/2026 (b)(c)(d)	1,530,000	1,529,491
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.6385% 8/14/2026 (b)(c)(d)	1,091,000	1,093,517
		7,160,148
Financials - 0.5%
Capital Markets - 0.5%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	1,250,000	1,215,390
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (c)	800,000	805,704
		2,021,094
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 1.625% 12/13/2024 (b)	750,000	749,258
TOTAL GERMANY		9,930,500
IRELAND - 1.2%
Financials - 1.0%
Banks - 0.3%
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(c)	1,000,000	1,008,406
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	900,000	898,330
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	800,000	797,631
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	900,000	906,925
		2,602,886
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	1,000,000	964,595
TOTAL IRELAND		4,575,887
ITALY - 0.7%
Utilities - 0.7%
Electric Utilities - 0.7%
Enel Finance International NV 1.625% 7/12/2026 (b)(g)	1,190,000	1,131,320
Enel Finance International NV 7.05% 10/14/2025 (b)(g)	1,356,000	1,380,514

TOTAL ITALY		2,511,834
JAPAN - 1.4%
Financials - 1.4%
Banks - 1.4%
Mitsubishi UFJ Financial Group Inc 1.412% 7/17/2025	1,000,000	979,533
Mitsubishi UFJ Financial Group Inc 2.193% 2/25/2025	750,000	745,403
Mitsubishi UFJ Financial Group Inc 3.777% 3/2/2025	422,000	420,867
Mitsubishi UFJ Financial Group Inc 3.837% 4/17/2026 (c)	800,000	796,171
Mizuho Financial Group Inc 2.226% 5/25/2026 (c)	1,020,000	1,006,631
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,200,000	1,161,926

TOTAL JAPAN		5,110,531
NETHERLANDS - 1.8%
Financials - 1.8%
Banks - 1.8%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.5969% 9/18/2027 (b)(c)(d)	1,100,000	1,120,803
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(c)	1,200,000	1,175,424
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,000,000	998,242
ING Groep NV 1.4% 7/1/2026 (b)(c)	1,200,000	1,175,160
ING Groep NV 3.869% 3/28/2026 (c)	1,000,000	996,144
ING Groep NV U.S. SOFR Averages Index + 1.56%, 6.4271% 9/11/2027 (c)(d)	1,100,000	1,115,987

TOTAL NETHERLANDS		6,581,760
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 1.127% 9/16/2026 (b)(c)	620,000	601,657
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 2.746% 5/28/2025	750,000	741,735
SWITZERLAND - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
UBS Group AG 1.364% 1/30/2027 (b)(c)	1,230,000	1,179,345
UBS Group AG 2.193% 6/5/2026 (b)(c)	1,200,000	1,182,726
UBS Group AG 3.75% 3/26/2025	1,000,000	996,288
UBS Group AG 6.373% 7/15/2026 (b)(c)	1,000,000	1,007,912

TOTAL SWITZERLAND		4,366,271
UNITED KINGDOM - 4.3%
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT International Finance PLC 3.95% 6/15/2025 (b)	25,000	24,865
Reynolds American Inc 4.45% 6/12/2025	1,110,000	1,107,862
		1,132,727
Financials - 4.0%
Banks - 4.0%
Barclays PLC 2.852% 5/7/2026 (c)	1,230,000	1,218,235
Barclays PLC 4.375% 1/12/2026	1,200,000	1,193,932
Barclays PLC 5.829% 5/9/2027 (c)	750,000	758,551
Barclays PLC 7.325% 11/2/2026 (c)	1,100,000	1,122,164
Barclays PLC U.S. SOFR Index + 1.88%, 6.7335% 9/13/2027 (c)(d)	1,100,000	1,121,905
HSBC Holdings PLC 1.645% 4/18/2026 (c)	1,000,000	987,429
HSBC Holdings PLC 2.099% 6/4/2026 (c)	1,200,000	1,182,703
HSBC Holdings PLC 2.999% 3/10/2026 (c)	793,000	788,531
Lloyds Banking Group PLC 2.438% 2/5/2026 (c)	1,350,000	1,343,683
Lloyds Banking Group PLC 3.511% 3/18/2026 (c)	1,550,000	1,542,654
Lloyds Banking Group PLC 4.45% 5/8/2025	1,650,000	1,646,731
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 6.2433% 8/7/2027 (c)(d)	1,100,000	1,114,167
NatWest Group PLC 7.472% 11/10/2026 (c)	1,100,000	1,124,607
		15,145,292
TOTAL UNITED KINGDOM		16,278,019
UNITED STATES - 34.5%
Communication Services - 1.4%
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	1,184,000	1,183,366
Cox Communications Inc 3.85% 2/1/2025 (b)	800,000	797,857
Warnermedia Holdings Inc 3.638% 3/15/2025	1,000,000	995,798
Warnermedia Holdings Inc 3.788% 3/15/2025	30,000	29,879
		3,006,900
Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc 2.625% 4/15/2026	1,160,000	1,128,031
T-Mobile USA Inc 3.5% 4/15/2025	1,200,000	1,193,673
		2,321,704
Consumer Discretionary - 2.6%
Automobiles - 2.2%
American Honda Finance Corp 1.5% 1/13/2025	25,000	24,900
American Honda Finance Corp U.S. SOFR Averages Index + 0.79%, 5.5613% 10/3/2025 (c)(d)	1,100,000	1,104,180
American Honda Finance Corp U.S. SOFR Index + 0.45%, 5.3035% 6/13/2025 (c)(d)	1,100,000	1,100,687
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.4639% 1/9/2026 (c)(d)	1,100,000	1,102,882
General Motors Financial Co Inc 3.8% 4/7/2025	1,040,000	1,035,153
General Motors Financial Co Inc 4% 1/15/2025	270,000	269,619
General Motors Financial Co Inc 4.35% 4/9/2025	750,000	748,343
Hyundai Capital America 2.65% 2/10/2025 (b)	1,200,000	1,194,091
Hyundai Capital America 5.45% 6/24/2026 (b)	661,000	666,541
Hyundai Capital America 5.8% 6/26/2025 (b)	1,100,000	1,105,286
Hyundai Capital America 5.875% 4/7/2025 (b)	25,000	25,048
Hyundai Capital America U.S. SOFR Index + 1.32%, 5.9857% 11/3/2025 (b)(c)(d)	50,000	50,343
		8,427,073
Specialty Retail - 0.4%
AutoZone Inc 3.625% 4/15/2025	630,000	626,818
Home Depot Inc/The U.S. SOFR Index + 0.33%, 5.1528% 12/24/2025 (c)(d)	860,000	861,701
		1,488,519
TOTAL CONSUMER DISCRETIONARY		9,915,592

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc 4% 5/15/2025	1,200,000	1,194,226
Food Products - 0.2%
The Campbell's Company 3.95% 3/15/2025	750,000	747,511
The Campbell's Company 5.3% 3/20/2026	3,000	3,019
		750,530
Tobacco - 0.3%
Altria Group Inc 2.35% 5/6/2025	1,000,000	989,118
TOTAL CONSUMER STAPLES		2,933,874

Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Columbia Pipeline Group Inc 4.5% 6/1/2025	1,176,000	1,171,688
DCP Midstream Operating LP 5.375% 7/15/2025	1,020,000	1,021,693
Energy Transfer LP 2.9% 5/15/2025	1,480,000	1,465,865
Energy Transfer LP 4.05% 3/15/2025	530,000	528,247
Energy Transfer LP 5.625% 5/1/2027 (b)	30,000	30,074
Enterprise Products Operating LLC 3.75% 2/15/2025	25,000	24,922
Marathon Petroleum Corp 4.7% 5/1/2025	1,200,000	1,198,604
MPLX LP 4% 2/15/2025	1,350,000	1,346,612
MPLX LP 4.875% 12/1/2024	375,000	375,000
MPLX LP 4.875% 6/1/2025	1,000,000	999,969
Phillips 66 3.85% 4/9/2025	1,175,000	1,170,188
Spectra Energy Partners LP 3.5% 3/15/2025	25,000	24,891
Western Gas Partners LP 3.1% 2/1/2025 (g)	1,100,000	1,095,507
Williams Cos Inc/The 3.9% 1/15/2025	775,000	773,909
		11,227,169
Financials - 17.4%
Banks - 8.7%
Bank of America Corp 1.197% 10/24/2026 (c)	750,000	727,089
Bank of America Corp 1.319% 6/19/2026 (c)	1,000,000	981,068
Bank of America Corp 1.53% 12/6/2025 (c)	1,000,000	999,545
Bank of America Corp 3.366% 1/23/2026 (c)	1,060,000	1,057,332
Bank of America Corp 3.384% 4/2/2026 (c)	2,000,000	1,989,696
Bank of America Corp U.S. SOFR Index + 1.33%, 6.1111% 4/2/2026 (c)(d)	60,000	60,205
Citibank NA U.S. SOFR Index + 0.708%, 5.3355% 8/6/2026 (c)(d)	750,000	752,654
Citigroup Inc 3.106% 4/8/2026 (c)	1,750,000	1,739,183
Citigroup Inc 3.29% 3/17/2026 (c)	1,000,000	995,088
Citigroup Inc U.S. SOFR Index + 0.694%, 5.4004% 1/25/2026 (c)(d)	25,000	25,013
Fifth Third Bancorp 2.375% 1/28/2025	300,000	298,776
Huntington Bancshares Inc/OH 4% 5/15/2025	1,000,000	995,672
JPMorgan Chase & Co 1.561% 12/10/2025 (c)	780,000	779,332
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	1,180,000	1,129,092
JPMorgan Chase & Co 2.005% 3/13/2026 (c)	1,000,000	992,150
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	1,530,000	1,513,581
JPMorgan Chase & Co 2.595% 2/24/2026 (c)	1,000,000	994,722
JPMorgan Chase & Co 5.546% 12/15/2025 (c)	1,000,000	1,000,097
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.4945% 2/24/2026 (c)(d)	25,000	25,042
KeyCorp U.S. SOFR Averages Index + 1.25%, 5.8228% 5/23/2025 (c)(d)	1,100,000	1,102,128
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.4176% 10/15/2027 (c)(d)	1,200,000	1,200,719
PNC Bank NA 3.25% 6/1/2025	650,000	645,214
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,200,000	1,206,711
Santander Holdings USA Inc 3.45% 6/2/2025	1,220,000	1,209,660
Santander Holdings USA Inc 4.5% 7/17/2025	950,000	946,436
Truist Financial Corp 4% 5/1/2025	750,000	747,228
Truist Financial Corp 4.26% 7/28/2026 (c)	50,000	49,841
Truist Financial Corp 6.047% 6/8/2027 (c)	1,110,000	1,129,476
US Bancorp 1.45% 5/12/2025	30,000	29,561
US Bancorp 5.727% 10/21/2026 (c)	1,020,000	1,027,641
Wells Fargo & Co 2.164% 2/11/2026 (c)	1,200,000	1,193,514
Wells Fargo & Co 2.188% 4/30/2026 (c)	1,150,000	1,137,409
Wells Fargo & Co 3% 2/19/2025	30,000	29,879
Wells Fargo & Co 3.196% 6/17/2027 (c)	1,160,000	1,131,597
Wells Fargo & Co 3.908% 4/25/2026 (c)	1,460,000	1,454,340
Wells Fargo Bank NA U.S. SOFR Index + 0.71%, 5.457% 1/15/2026 (c)(d)	1,100,000	1,103,708
		32,400,399
Capital Markets - 3.5%
Athene Global Funding 1.716% 1/7/2025 (b)	320,000	319,027
Athene Global Funding 2.5% 1/14/2025 (b)	1,030,000	1,026,893
Athene Global Funding 4.86% 8/27/2026 (b)	750,000	748,478
Athene Global Funding 5.62% 5/8/2026 (b)	1,120,000	1,130,626
Bank of New York Mellon Corp/The 1.6% 4/24/2025	30,000	29,641
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	30,000	29,906
GA Global Funding Trust 3.85% 4/11/2025 (b)	250,000	248,933
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (c)	1,060,000	1,051,705
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 1.4316%, 5.9551% 5/15/2026 (c)(d)	1,000,000	1,004,147
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.065%, 5.6622% 8/10/2026 (c)(d)	1,500,000	1,505,392
Morgan Stanley 2.188% 4/28/2026 (c)	1,230,000	1,216,706
Morgan Stanley 4.679% 7/17/2026 (c)	1,100,000	1,098,587
Morgan Stanley U.S. SOFR Index + 0.95%, 5.5256% 2/18/2026 (c)(d)	30,000	30,044
Nasdaq Inc 5.65% 6/28/2025	750,000	753,284
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 5.0345% 11/25/2026 (c)(d)	711,000	711,267
State Street Corp 2.901% 3/30/2026 (c)	1,030,000	1,023,253
State Street Corp 5.104% 5/18/2026 (c)	1,000,000	1,001,452
		12,929,341
Consumer Finance - 3.4%
Ally Financial Inc 4.625% 3/30/2025	450,000	449,136
Ally Financial Inc 5.8% 5/1/2025	1,030,000	1,031,935
American Express Co 2.25% 3/4/2025	30,000	29,813
American Express Co 3.95% 8/1/2025	30,000	29,859
American Express Co 4.99% 5/1/2026 (c)	500,000	500,337
American Express Co U.S. SOFR Averages Index + 0.93%, 5.8563% 3/4/2025 (c)(d)	25,000	25,026
American Express Co U.S. SOFR Averages Index + 0.97%, 5.6721% 7/28/2027 (c)(d)	1,500,000	1,506,997
American Express Co U.S. SOFR Averages Index + 1.35%, 6.0325% 10/30/2026 (c)(d)	1,100,000	1,108,042
American Express Co U.S. SOFR Index + 0.76%, 5.3449% 2/13/2026 (c)(d)	1,125,000	1,129,246
Capital One Financial Corp 2.636% 3/3/2026 (c)	1,705,000	1,694,492
Capital One Financial Corp 3.2% 2/5/2025	1,025,000	1,021,853
Discover Financial Services 3.75% 3/4/2025	1,750,000	1,743,999
Ford Motor Credit Co LLC 4.389% 1/8/2026	435,000	431,075
Ford Motor Credit Co LLC 5.125% 6/16/2025	750,000	749,498
John Deere Capital Corp 2.05% 1/9/2025	25,000	24,927
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 5.2018% 4/10/2026 (c)(d)	1,100,000	1,100,289
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 5.4648% 5/18/2026 (c)(d)	25,000	25,179
		12,601,703
Financial Services - 1.5%
CNH Industrial Capital LLC 3.95% 5/23/2025	750,000	746,601
CNH Industrial Capital LLC 5.45% 10/14/2025	1,000,000	1,005,900
Corebridge Financial Inc 3.5% 4/4/2025	1,425,000	1,417,850
Fiserv Inc 3.85% 6/1/2025	1,200,000	1,192,511
Western Union Co/The 2.85% 1/10/2025	1,360,000	1,356,886
		5,719,748
Insurance - 0.3%
Jackson National Life Global Funding 1.75% 1/12/2025 (b)	1,200,000	1,195,526
Marsh & McLennan Cos Inc 3.5% 3/10/2025	25,000	24,911
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 5.5463% 6/4/2026 (b)(c)(d)	25,000	25,033
Principal Life Global Funding II 1.375% 1/10/2025 (b)	30,000	29,885
		1,275,355
TOTAL FINANCIALS		64,926,546

Health Care - 2.2%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2025	500,000	500,360
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp 1.9% 6/1/2025	400,000	394,190
Health Care Providers & Services - 1.7%
CVS Health Corp 4.1% 3/25/2025	1,100,000	1,097,067
Elevance Health Inc 2.375% 1/15/2025	600,000	598,084
Elevance Health Inc 3.35% 12/1/2024	30,000	30,000
HCA Inc 5.25% 4/15/2025	1,450,000	1,451,298
HCA Inc 5.375% 2/1/2025	2,055,000	2,054,738
HCA Inc 5.875% 2/15/2026	1,025,000	1,032,967
		6,264,154
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 5.0632% 2/20/2026 (c)(d)	30,000	30,052
Haleon UK Capital PLC 3.125% 3/24/2025	1,050,000	1,044,708
Viatris Inc 1.65% 6/22/2025	20,000	19,643
		1,094,403
TOTAL HEALTH CARE		8,253,107

Industrials - 1.5%
Aerospace & Defense - 0.4%
Boeing Co 4.875% 5/1/2025	1,461,000	1,459,268
Building Products - 0.3%
Carrier Global Corp 2.242% 2/15/2025	1,000,000	994,044
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,140,000	1,123,023
Trading Companies & Distributors - 0.5%
Air Lease Corp 2.3% 2/1/2025	1,250,000	1,243,499
Air Lease Corp 3.25% 3/1/2025	795,000	791,423
		2,034,922
TOTAL INDUSTRIALS		5,611,257

Information Technology - 0.6%
Software - 0.5%
Oracle Corp 2.5% 4/1/2025	1,045,000	1,036,557
Oracle Corp 2.95% 5/15/2025	750,000	743,574
		1,780,131
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	544,000	541,644
TOTAL INFORMATION TECHNOLOGY		2,321,775

Materials - 0.4%
Chemicals - 0.3%
Celanese US Holdings LLC 6.05% 3/15/2025	1,175,000	1,176,679
Containers & Packaging - 0.1%
Sonoco Products Co 4.45% 9/1/2026	194,000	192,827
TOTAL MATERIALS		1,369,506

Real Estate - 1.9%
Health Care REITs - 0.0%
Ventas Realty LP 2.65% 1/15/2025	25,000	24,923
Office REITs - 0.0%
Boston Properties LP 3.2% 1/15/2025	380,000	378,934
Real Estate Management & Development - 0.4%
Essex Portfolio LP 3.5% 4/1/2025	1,500,000	1,491,922
Retail REITs - 0.6%
Kimco Realty OP LLC 3.3% 2/1/2025	1,000,000	996,688
Kite Realty Group Trust 4% 3/15/2025	1,100,000	1,096,304
		2,092,992
Specialized REITs - 0.9%
American Tower Corp 2.4% 3/15/2025	25,000	24,812
American Tower Corp 2.95% 1/15/2025	775,000	772,863
American Tower Corp 4% 6/1/2025	1,450,000	1,442,575
Crown Castle Inc 1.35% 7/15/2025	1,100,000	1,076,480
		3,316,730
TOTAL REAL ESTATE		7,305,501

Utilities - 2.7%
Electric Utilities - 1.5%
Edison International 4.7% 8/15/2025	1,000,000	997,910
Eversource Energy 3.15% 1/15/2025	1,500,000	1,496,675
Pacific Gas and Electric Co 4.95% 6/8/2025	1,300,000	1,299,196
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.8548% 9/4/2025 (c)(d)	1,500,000	1,503,329
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(e)	260,000	260,377
		5,557,487
Gas Utilities - 0.5%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	800,000	784,812
Eastern Energy Gas Holdings LLC 3.6% 12/15/2024	1,100,000	1,099,257
		1,884,069
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC 3.25% 6/1/2025	950,000	941,389
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co 3.5% 2/1/2025	20,000	19,944
DTE Energy Co 1.05% 6/1/2025	1,250,000	1,226,687
Sempra 3.3% 4/1/2025	550,000	547,089
		1,793,720
TOTAL UTILITIES		10,176,665

TOTAL UNITED STATES		129,369,596
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $206,613,890)		207,517,619

U.S. Treasury Obligations - 21.6%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	5.25	1,235,100	1,230,319
US Treasury Bills 0% 3/13/2025	4.45	8,000,000	7,901,806
US Treasury Notes 3.5% 9/30/2026	4.24	4,000,000	3,950,156
US Treasury Notes 4.125% 1/31/2025	4.67 to 5.29	20,100,000	20,084,820
US Treasury Notes 4.25% 1/31/2026	4.16 to 5.02	25,900,000	25,874,707
US Treasury Notes 4.75% 7/31/2025	4.96 to 5.10	22,000,000	22,040,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,985,921)			81,082,371

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $2,783,243)	4.64	2,782,686	2,783,243

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $375,623,851)	376,988,135
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,526,024)
NET ASSETS - 100.0%	375,462,111

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,868,635 or 22.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,031,485	41,136,483	39,384,725	57,020	-	-	2,783,243	0.0%
Total	1,031,485	41,136,483	39,384,725	57,020	-	-	2,783,243

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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